Other payables (Details) - ARS ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Noncurrent		$ 17,487	$ 18,414
Current		6,323	7,746
E n r e penalties and discounts member
IfrsStatementLineItems [Line Items]
Noncurrent		17,448	18,260
Current		5,584	6,923
Finance lease liability member
IfrsStatementLineItems [Line Items]
Noncurrent	[1]	39	154
Current	[1]	458	522
Related parties other payables member
IfrsStatementLineItems [Line Items]
Current		266	269
Advances for works to be performed member
IfrsStatementLineItems [Line Items]
Current		13	25
Other1 member
IfrsStatementLineItems [Line Items]
Current		$ 2	$ 7

[1]	The development of the finance lease liability is as follows: